Federated Hermes Intermediate Municipal Fund
Portfolio of Investments
August 31, 2026 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—99.8%
		Alabama—7.3%
$1,000,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2017A), (Assured Guaranty, Inc. INS), 5.000%, 10/1/2026	$ 1,001,557
1,000,000		Black Belt Energy Gas District, AL, Gas Project Revenue Bonds (Series 2025G), (Goldman Sachs Group, Inc. GTD), 5.000%, 10/1/2035	1,035,118
1,000,000		Black Belt Energy Gas District, AL, Gas Project Revenue Bonds (Series 2026C), (Bank of America Corp. GTD), 5.250%, 6/1/2036	1,058,323
1,000,000		Black Belt Energy Gas District, AL, Gas Project Revenue Bonds (Series 2026K), (American General Life GTD), 5.000%, 10/1/2033	1,036,543
1,000,000		Black Belt Energy Gas District, AL, Gas Supply Revenue Bonds (Series 2025E), (BP PLC GTD), 5.000%, Mandatory Tender 5/1/2035	1,041,881
1,000,000		Energy Southeast, AL, Energy Supply Revenue Bonds (Series 2023A-1), (Morgan Stanley GTD), 5.500%, Mandatory Tender 1/1/2031	1,060,382
2,000,000		Energy Southeast, AL, Energy Supply Revenue Bonds (Series 2026A-1), (Morgan Stanley GTD), 5.000%, 4/1/2034	2,077,960
1,000,000		Energy Southeast, AL, Energy Supply Revenue Bonds (Series 2026C-2), (Pacific Life Insurance Co. GTD), 5.250%, 11/1/2037	1,052,962
1,380,000		Jefferson County, AL Sewer System, Sewer Revenue Warrants (Series 2024), 5.000%, 10/1/2038	1,450,532
2,500,000		Lower Alabama Gas District, Gas Project Revenue Bonds (Series 2016A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2031	2,598,339
665,000	[1]	The IDA of Baldwin County (Novelis Corporation), Solid Waste Disposal Revenue Bonds (Series 2025A), (Novelis Corporation GTD), 5.000%, Mandatory Tender 6/1/2032	681,786
		TOTAL	14,095,383
		Alaska—0.3%
500,000		Anchorage, AK Municipality (Port of Alaska), Port Revenue Bonds (Series 2026A), 5.500%, 2/1/2056	514,863
		Arizona—2.3%
1,000,000		Arizona State IDA (Equitable School Revolving Fund), National Charter School Revolving Loan Fund Revenue Bonds (Series 2019A), 5.000%, 11/1/2044	1,008,111
1,000,000		Chandler, AZ IDA (Intel Corp.), Industrial Development Revenue Bonds (Series 2022), 5.000%, Mandatory Tender 9/1/2027	1,009,563
1,000,000		Glendale, AZ Excise Tax Revenue, Subordinate Excise Tax Revenue Refunding Obligations (Series 2017), 5.000%, 7/1/2028	1,019,959
1,000,000		Phoenix, AZ IDA (GreatHearts Arizona), Education Revenue Bonds (Series 2025A), 5.000%, 7/1/2035	1,038,601
375,000	[1]	Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.750%, 11/15/2042	399,601
		TOTAL	4,475,835
		Arkansas—0.4%
750,000		Arkansas Development Finance Authority (Weyerhaeuser Co.), Resource Recovery Revenue Bonds (Series 2025), 3.875%, Mandatory Tender 10/15/2032	743,936
		California—1.3%
1,000,000		California Community Choice Financing Authority (New York Life Insurance Co.), Clean Energy Project Revenue Bonds (Series 2025G), (New York Life Insurance Co. GTD), 5.000%, 12/1/2035	1,070,030
1,500,000		California State, UT GO Various Purpose Refunding Bonds (Series 2021), 4.000%, 10/1/2041	1,474,449
		TOTAL	2,544,479
		Colorado—1.6%
700,000		Colorado State Health Facilities Authority (Intermountain Healthcare Obligated Group), Revenue Bonds (Series 2024A), 5.000%, 5/15/2037	739,128
750,000		Denver, CO City & County Department of Aviation, Airport System Subordinate Revenue Bonds (Series 2018A), 5.000%, 12/1/2033	773,177
1,000,000		Douglas County, CO School District, Number Re1, UT GO Bonds (Series 2024), 5.000%, 12/15/2039	1,072,256
500,000		University of Colorado (The Regents of), University Enterprise Revenue Refunding Bonds (Series 2021C-3B), 2.000%, Mandatory Tender 10/15/2026	499,288
		TOTAL	3,083,849
		Connecticut—2.9%
750,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2033	779,604

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Connecticut—continued
$ 735,000
Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure
Purposes (Series 2022A), (United States Treasury PRF 7/1/2030 @100), 5.000%, 7/1/2030
			$ 790,770
265,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2022A), 5.000%, 7/1/2030	285,947
1,000,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2025A), 5.000%, 7/1/2044	1,058,632
1,250,000		Connecticut State, UT GO Bonds (Series 2022B), 4.000%, 1/15/2038	1,253,352
1,000,000		Stamford, CT Housing Authority (Mozaic Concierge Living), Entrance Fee Principal Redemption Bonds (Series 2025C), 4.750%, 10/1/2032	1,027,635
500,000		Connecticut State Health & Educational Facilities (Hartford Sustainable Energy Partners, LLC), Revenue Bonds (Series 2026A), 5.500%, 8/1/2056	523,549
		TOTAL	5,719,489
		Delaware—0.3%
500,000		Delaware EDA (NRG Energy, Inc.), Refunding Revenue Bonds (Series 2020A), (NRG Energy, Inc. GTD), 4.000%, Mandatory Tender 10/1/2035	491,250
		District of Columbia—1.5%
750,000		District of Columbia Water & Sewer Authority, Public Utility Subordinate Lien Revenue Refunding Bonds (Series 2024A), 5.000%, 10/1/2027	769,668
2,195,000		District of Columbia, UT GO Bonds (Series 2021D), 4.000%, 2/1/2037	2,176,175
		TOTAL	2,945,843
		Florida—6.3%
315,000		Atlantic Beach, FL Health Care Facilities (Fleet Landing Project, FL), Revenue & Refunding Bonds (Series 2013A), 5.000%, 11/15/2028	315,346
1,100,000		Atlantic Beach, FL Health Care Facilities (Fleet Landing Project, FL), Revenue Bonds (Series 2018A), 5.000%, 11/15/2038	1,108,239
470,000		Broward County, FL Port Facilities, Revenue Bonds (Series 2022), (Assured Guaranty, Inc. INS), 5.000%, 9/1/2037	490,135
1,245,000		Collier County, FL IDA (NCH Healthcare System, Inc.), Revenue Bonds (Series 2024B), (Assured Guaranty, Inc. INS), 5.000%, Mandatory Tender 10/1/2029	1,306,737
335,000	[1]	Florida Development Finance Corp. (GFL Solid Waste Southeast LLC), Solid Waste Disposal Revenue Bonds (Series 2024A), (GFL Environmental, Inc. GTD), 4.375%, Mandatory Tender 10/1/2031	334,452
1,000,000		JEA, FL Water & Sewer System, Water and Sewer System Revenue Bonds (Series 2026A), 5.000%, 10/1/2051	1,027,253
1,250,000		Lakeland, FL (Lakeland Regional Health System), Hospital Revenue Refunding Bonds (Series 2024), 5.000%, 11/15/2037	1,325,608
345,000		Lakes of Sarasota CDD 2, Capital Improvement Revenue Bonds (Series 2025A), 4.500%, 5/1/2032	346,590
235,000		Lakewood Ranch, FL Stewardship District (Taylor Ranch), Special Assessment Revenue Bonds (Series 2023), 6.125%, 5/1/2043	249,606
750,000		Miami Beach, FL, Revenue Bonds (Series 2015)(United States Treasury PRF 9/30/2026 @100), 5.000%, 9/1/2028	755,026
500,000		Miami-Dade County, FL (Miami-Dade County, FL Water & Sewer), Water & Sewer System Revenue Refunding Bonds (Series 2024B), 5.000%, 10/1/2041	524,171
500,000		Miami-Dade County, FL Seaport Department, Seaport Revenue Refunding Bonds (Series 2022A), 5.000%, 10/1/2042	510,865
1,000,000		Miami-Dade County, FL Seaport Department, Seaport Revenue Refunding Bonds (Series 2026A), 5.500%, 10/1/2056	1,035,521
1,250,000		Orange County, FL, Health Facilities Authority (Orlando Health Obligated Group), Hospital Revenue Bonds (Series 2025A), 5.000%, 10/1/2039	1,308,206
1,200,000		Orlando, FL Community Redevelopment Agency, Capital Improvement Refunding Special Revenue Bonds (Series 2026A), (Build America Mutual Assurance INS), 5.000%, 9/1/2041	1,237,841
195,000		St. Johns County, FL IDA (Vicar’s Landing), Senior Living Revenue Bonds (Series 2021A), 4.000%, 12/15/2030	193,768
185,000	[1]	Venice, FL (Village on the Isle), Village on The Isle Project TEMPS-70 Retirement Community Revenue Improvement Bonds (Series 2024B-2), 4.500%, 1/1/2030	185,040
		TOTAL	12,254,404
		Georgia—4.1%
1,000,000		Atlanta, GA Department of Aviation, Airport General Revenue Bonds (Series 2022B), 5.000%, 7/1/2036	1,059,706
500,000	[1]	Atlanta, GA Development Authority (Westside Gulch Area Project (Spring Street Atlanta)), Senior Revenue Bonds (Series 2024A-1), 5.000%, 4/1/2034	507,330
500,000		Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation, Inc.), Retirement Facility Refunding Revenue Bonds (Series 2016), 5.000%, 7/1/2036	499,990
1,500,000		Georgia Ports Authority, Revenue Bonds (Series 2022), 5.000%, 7/1/2036	1,619,400
750,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2022B), (Citigroup, Inc. GTD), 5.000%, Mandatory Tender 6/1/2029	775,362

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Georgia—continued
$1,000,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2023C), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 9/1/2030	$ 1,046,185
750,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2023D), (Citigroup, Inc. GTD), 5.000%, Mandatory Tender 12/1/2030	778,992
500,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project J Revenue Refunding Bonds (Series 2023A), (Assured Guaranty, Inc. GTD), 5.000%, 7/1/2048	508,366
500,000	[1]	Rockdale County, GA Development Authority (Pratt Industries, Inc.), Revenue Refunding Bonds (Series 2018), 4.000%, 1/1/2038	476,289
600,000		Savannah-Georgia Convention Center Authority (Savannah-Georgia Convention Center Hotel), Convention Center Hotel First Tier Revenue Bonds (Series 2025A), 5.250%, 6/1/2040	616,955
		TOTAL	7,888,575
		Guam—0.5%
1,010,000		Guam Waterworks Authority, Water and Wastewater System Revenue Bonds (Series 2025A), 5.000%, 7/1/2038	1,062,017
		Illinois—9.0%
250,000		Chicago, IL Board of Education, Dedicated Capital Improvement Tax Bonds (Series 2023), 5.250%, 4/1/2035	269,472
500,000		Chicago, IL Board of Education, Dedicated Capital Improvement Tax Bonds (Series 2023), 5.250%, 4/1/2036	537,071
300,000		Chicago, IL Board of Education, Dedicated Capital Improvement Tax Bonds (Series 2023), 5.250%, 4/1/2037	320,168
1,000,000		Chicago, IL Water Revenue, Water Revenue Bonds (Series 2026A), 5.000%, 11/1/2051	1,001,928
1,000,000		Granite City, IL (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002), 1.250%, 5/1/2027	980,331
875,000	[1]	Illinois Finance Authority (CenterPoint Joliet Terminal Railroad), Surface Freight Transfer Facilities Revenue Bonds (Series 2017), (CenterPoint Properties Trust GTD), 4.800%, Mandatory Tender 7/2/2035	890,431
1,500,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2015A), 5.000%, 1/1/2036	1,501,901
750,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2018A), 5.000%, 1/1/2031	784,255
550,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	552,000
450,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2028	460,644
3,100,000		Illinois State, UT GO Bonds (Series 2020B), (Original Issue Yield: 5.650%), 5.500%, 5/1/2030	3,244,805
1,000,000		Illinois State, UT GO Bonds (Series 2022C), (Original Issue Yield: 5.210%), 5.000%, 10/1/2038	1,041,686
1,000,000		Illinois State, UT GO Bonds (Series 2023B), 5.000%, 5/1/2037	1,048,156
1,000,000		Illinois State, UT GO Bonds (Series 2023C), 5.000%, 12/1/2041	1,025,551
1,500,000		Illinois State, UT GO Bonds (Series 2026C), 5.500%, 4/1/2051	1,560,339
2,105,000		Sales Tax Securitization Corp., IL, Second Lien Sales Tax Securitization Refunding Bonds (Series 2025A), 5.000%, 1/1/2041	2,182,441
		TOTAL	17,401,179
		Indiana—3.2%
1,500,000		Indiana Finance Authority (Parkview Health System Obligated Group), Revenue Bonds (Series 2026A), 5.000%, 11/1/2049	1,509,214
395,000	[2]	Indiana State Finance Authority (Deaconess Health System), Revenue Bonds (Series 2021B) FRNs, 2.580% (SIFMA 7-day +0.300%), Mandatory Tender 3/1/2027	394,254
1,630,000		Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Senior Revenue Bonds (Series 2023E), (Original Issue Yield: 5.610%), 5.500%, 3/1/2038	1,710,744
2,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Indianapolis, IN Airport Authority), Revenue Bonds (Series 2023I-2), 5.000%, 1/1/2034	2,150,696
500,000		Purdue University, IN, Student Facilities System Revenue Bonds (Series 2025A), 5.000%, 7/1/2036	553,695
		TOTAL	6,318,603
		Iowa—0.6%
985,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022), (United States Treasury PRF 12/1/2032@100), 5.000%, Mandatory Tender 12/1/2042	1,092,443
		Kentucky—1.1%
500,000		Kentucky Public Energy Authority, Gas Supply Revenue Bonds (Series 2019C), (Morgan Stanley GTD), 4.000%, Mandatory Tender 2/1/2028	503,388
350,000	[2]	Kentucky Public Energy Authority, Gas Supply Revenue Bonds (Series 2022A-2) FRNs, (Morgan Stanley GTD), 3.645% (SOFR x 0.67 +1.200%), Mandatory Tender 8/1/2030	352,316
1,000,000		Kentucky Public Energy Authority, Gas Supply Revenue Refunding Bonds (Series 2024B), (BP PLC GTD), 5.000%, Mandatory Tender 8/1/2032	1,044,028
250,000		Trimble County, KY (Louisville Gas & Electric Co.), PCR Refunding Bonds (Series 2016A), 1.300%, Mandatory Tender 9/1/2027	244,086
		TOTAL	2,143,818

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Louisiana—0.8%
$1,000,000		Louisiana Stadium and Exposition District, Senior Revenue Bonds (Series 2023A), 5.000%, 7/1/2043	$ 1,030,892
500,000	[1]	St. James Parish, LA (NuStar Logistics LP), Revenue Bonds (Series 2011), 3.700%, Mandatory Tender 6/1/2030	498,138
		TOTAL	1,529,030
		Maryland—0.8%
500,000		Anne Arundel County, MD, LT GO Bonds (Series 2018), 5.000%, 10/1/2034	509,328
1,000,000		Anne Arundel County, MD, LT GO Bonds (Series 2025), 5.000%, 10/1/2033	1,122,185
		TOTAL	1,631,513
		Massachusetts—2.6%
1,000,000		Commonwealth of Massachusetts (Massachusetts State Transportation Fund), Revenue Refunding Bonds Rail Enhancement Program (Series 2025A), 5.000%, 6/1/2055	1,019,638
1,000,000		Commonwealth of Massachusetts, Special Obligation Refunding Notes (Series 2010B), (Assured Guaranty, Inc. GTD), 5.250%, 8/1/2028	1,051,410
1,975,000		Commonwealth of Massachusetts, UT GO Consolidated Loan (Series 2018A), 5.000%, 1/1/2034	2,023,911
400,000		Massachusetts Development Finance Agency (Mass General Brigham), Revenue Bonds (Series 2017S), 5.000%, 7/1/2028	412,424
500,000		Massachusetts School Building Authority, Subordinated Dedicated Sales Tax Refunding Bonds (Series 2025B), 5.000%, 2/15/2038	549,041
		TOTAL	5,056,424
		Michigan—1.9%
600,000		Great Lakes, MI Water Authority (Great Lakes, MI Water Authority Water Supply System), Senior Lien Revenue Bonds (Series 2026C), 5.250%, 7/1/2051	624,390
1,000,000		Kalamazoo, MI Economic Development Corp. (Lifecare, Inc. d/b/a Friendship Village), Limited Obligation Revenue Bonds Temps-75 (Series 2026B-2), 4.250%, 8/15/2031	987,102
1,000,000		Michigan State Finance Authority (Provident Group - HFH Energy LLC), Act 38 Facilities Senior Revenue Bonds (Series 2024), 5.250%, 2/28/2041	1,054,195
500,000		Michigan State Hospital Finance Authority (Trinity Healthcare Credit Group), Revenue Refunding Bonds (Series 2008C), 5.000%, 12/1/2030	511,502
530,000		Richmond, MI Community Schools, UT GO School Building and Site Bonds (Series 2020-I), (Michigan School Bond Qualification and Loan Program GTD), 5.000%, 5/1/2034	555,045
		TOTAL	3,732,234
		Missouri—0.5%
1,020,000		Missouri State HEFA (BJC Health System, MO), Health Facilities Revenue Bonds (Series 2021A), 4.000%, 7/1/2033	1,032,946
		Montana—0.5%
1,000,000		Montana Facility Finance Authority (St. John’s Lutheran Ministries, Inc.), St. John’s United Project Revenue Bonds TEMPS-70 (Series 2026B-2), 4.350%, 11/15/2032	1,001,613
		Nebraska—2.1%
1,000,000		Nebraska Public Power District, General Revenue Bonds (Series 2026A), 5.000%, 1/1/2051	1,015,647
2,000,000		Omaha, NE Public Facilities Corp (Omaha, NE), Revenue Bonds (Series 2025C), 5.000%, 4/15/2050	2,030,692
910,000		Public Power Generation Agency, NE, Whelan Energy Center Unit 2 Revenue Refunding Bonds (Series 2026A), 5.000%, 1/1/2039	982,133
		TOTAL	4,028,472
		New Hampshire—0.5%
500,000		National Finance Authority, NH (Maine Sustainable Energy Partners LLC), Revenue Bonds (Series 2026A), 5.250%, 2/1/2037	542,017
485,073		National Finance Authority, NH, Municipal Certificates (Series 2024-1 Class A), (Original Issue Yield: 4.510%), 4.250%, 7/20/2041	470,540
		TOTAL	1,012,557
		New Jersey—3.1%
450,000		New Jersey EDA (New Jersey State), North Portal Bridge Project (Series 2022), 5.250%, 11/1/2041	474,072
645,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2023RRR), 5.000%, 3/1/2028	667,228
500,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2022AA), 5.000%, 6/15/2035	537,427
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2023BB), 5.000%, 6/15/2039	1,058,410
2,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 4.000%, 12/15/2031	2,023,208

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New Jersey—continued
$ 500,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2019A), 5.000%, 12/15/2028	$ 524,856
300,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2022CC), 5.250%, 6/15/2041	315,802
350,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2023AA), 5.000%, 6/15/2036	377,640
	TOTAL	5,978,643
	New York—8.6%
500,000	Build NYC Resource Corporation (KIPP NYC Canal West), Revenue Bonds (Series 2022), 5.000%, 7/1/2042	508,084
400,000	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Refunding Bonds (Series 2025B), 5.000%, 11/15/2042	414,949
1,000,000	New York City, NY Municipal Water Finance Authority, Second General Resolution Revenue Bonds (Series 2026DD), 5.000%, 6/15/2046	1,040,999
500,000	New York City, NY Transitional Finance Authority, Building Aid Revenue Bonds (Series 2019S-1), 5.000%, 7/15/2037	514,281
1,000,000	New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2022F-1), 5.000%, 2/1/2040	1,043,475
1,500,000	New York City, NY, UT GO Bonds (Series 2025F), 5.000%, 8/1/2036	1,632,300
2,175,000	New York State Dormitory Authority (New York School Districts Revenue Bond Financing Program), School Districts Revenue Bond Financing Program (Series 2023A), (Assured Guaranty, Inc. INS), 5.000%, 10/1/2035	2,328,740
500,000	New York State Dormitory Authority (New York State Sales Tax Revenue Bond Fund), Revenue Bonds (Series 2018A), 5.000%, 3/15/2033	515,865
1,500,000	New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), Revenue bonds (Series 2020E), 4.000%, 3/15/2044	1,376,939
335,000	New York Transportation Development Corporation (American Airlines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2021), 3.000%, 8/1/2031	321,387
750,000	New York Transportation Development Corporation (Delta Air Lines, Inc.), LaGuardia Airport Terminals Special Facilities Revenue Bonds (Series 2023), 6.000%, 4/1/2035	822,924
250,000	New York Transportation Development Corporation (JFK International Airport New Terminal One Project), Special Facilities Revenue Bonds (Series 2023), 5.500%, 6/30/2038	261,567
250,000	New York Transportation Development Corporation (JFK International Airport New Terminal One Project), Special Facilities Revenue Bonds (Series 2025), 6.000%, 6/30/2044	269,055
1,500,000	Port Authority of New York and New Jersey, Consolidated Bonds (Series 2019-218), 4.000%, 11/1/2034	1,502,918
1,000,000	Suffolk County, NY Off-Track Betting Corp., Revenue Bonds (Series 2024), (Original Issue Yield: 5.076%), 5.000%, 12/1/2034	1,019,628
1,000,000	Triborough Bridge & Tunnel Authority, NY (Metropolitan Transportation Authority Payroll Mobility Tax Revenue), MTA Bridges and Tunnels Payroll Mobility Tax Senior Lien Refunding Bonds (Series 2023A), 4.000%, 11/15/2035	1,022,644
500,000	Triborough Bridge & Tunnel Authority, NY, MTA Bridges and Tunnels General Revenue Bonds (Series 2018C), 5.000%, 11/15/2035	517,927
500,000	Triborough Bridge & Tunnel Authority, NY, MTA Bridges and Tunnels General Revenue Bonds (Series 2025A-1), 5.000%, 11/15/2040	536,042
1,000,000	Utility Debt Securitization Authority, NY, Restructuring Bonds (Series 2022TE-1), 5.000%, 12/15/2039	1,074,288
	TOTAL	16,724,012
	North Carolina—1.3%
2,600,000	North Carolina State, LT GO Bonds (Series 2025A), 4.000%, 5/1/2040	2,574,361
	Ohio—3.0%
1,500,000	Columbus, OH, UT GO Bonds (Series 2018A), 5.000%, 4/1/2033	1,562,250
500,000	Hamilton County, OH (Life Enriching Communities), Healthcare Revenue Bonds (Series 2023A), 5.500%, 1/1/2043	513,932
500,000	Ohio Air Quality Development Authority (American Electric Power Co., Inc.), Air Quality Revenue Bonds (Series 2007B), 2.500%, Mandatory Tender 10/1/2029	482,454
570,000	Ohio State Higher Educational Facility Commission (Cleveland Clinic), Hospital Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2033	582,819
1,000,000	Ohio State University, Unrefunded (Series 2010D), 5.000%, 12/1/2029	1,068,477
1,500,000	Ohio State Water Development Authority, Drinking Water Assistance Fund Revenue Bonds (Series 2025A), 5.000%, 12/1/2039	1,619,286
	TOTAL	5,829,218
	Oklahoma—0.7%
1,000,000	Oklahoma City, OK Public Property Authority, Arena Sales Tax Revenue Bonds (Series 2026), 5.000%, 6/1/2033	1,104,668

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Oklahoma—continued
$ 330,000		Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds (Series 2012A), (GNMA Collateralized Home Mortgage Program INS), 5.000%, 9/1/2027	$ 330,202
		TOTAL	1,434,870
		Oregon—0.6%
1,000,000		Oregon State, UT GO Bonds (Series 2025A), 5.000%, 5/1/2038	1,096,022
		Pennsylvania—3.6%
1,500,000		Allegheny County, PA Hospital Development Authority (Allegheny Health Network Obligated Group), Revenue Bonds (Series 2018A), 4.000%, 4/1/2038	1,437,972
825,000		Luzerne County, PA, UT GO GTD Bonds (Series 2017A), (Assured Guaranty, Inc. INS), 5.000%, 12/15/2029	847,744
1,275,000		Monroeville, PA Finance Authority (UPMC Health System), Revenue Bonds (Series 2012), 5.000%, 2/15/2027	1,286,291
1,000,000		Pennsylvania Economic Development Financing Authority (The Penndot Major Bridges Package One Project), Revenue Bonds (Series 2022), 5.500%, 6/30/2041	1,048,773
1,325,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2018A-2), 5.000%, 12/1/2038	1,359,979
1,000,000		Philadelphia, PA (Philadelphia, PA Division of Aviation), Airport Revenue and Refunding Bonds (Series 2017B), 5.000%, 7/1/2034	1,010,422
		TOTAL	6,991,181
		Puerto Rico—1.9%
1,157,143	[3]	Commonwealth of Puerto Rico, GO CVI Bonds, 0.000%, 11/1/2043	824,464
1,000,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-1), 4.750%, 7/1/2053	944,780
2,000,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-2), 4.329%, 7/1/2040	1,955,226
		TOTAL	3,724,470
		Tennessee—0.8%
500,000		Metropolitan Nashville, TN Airport Authority, Airport Improvement Revenue Bonds (Series 2026B), 5.000%, 7/1/2037	535,707
1,000,000		Tennessee Energy Acquisition Corp., Gas Project Revenue Bonds (Series 2026A), (Massachusetts Mutual Life Insurance Co. GTD), 5.000%, 11/1/2034	1,048,199
		TOTAL	1,583,906
		Texas—11.7%
1,000,000		Austin, TX Water and Wastewater System, Water and Wastewater System Revenue Refunding Bonds (Series 2026), 5.000%, 11/15/2055	1,012,814
1,000,000		Clifton, TX Higher Education Finance Corp. (Idea Public Schools), Education Revenue and Refunding (Series 2025), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/15/2034	1,096,078
1,000,000		Dallas-Fort Worth, TX (Dallas-Fort Worth, TX International Airport), Joint Revenue Refunding Bonds (Series 2025A-1), 5.250%, 11/1/2045	1,029,803
1,000,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2022B), 5.000%, 11/1/2037	1,067,999
1,000,000		Denton, TX Independent School District, UT GO School Building Bonds (Series 2023), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/15/2037	1,079,621
750,000		Eagle Mountain-Saginaw, TX Independent School District, UT GO School Building Bonds (Series 2025), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/15/2040	800,196
1,000,000		El Paso, TX Independent School District, UT GO School Building Bonds (Series 2020), (Texas Permanent School Fund Guarantee Program INS), 4.000%, 8/15/2048	913,413
1,500,000		Hays, TX Consolidated Independent School District, UT GO School Building Bonds (Series 2021), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 2/15/2030	1,533,743
500,000		Houston, TX (Houston, TX Convention & Entertainment Facilities Department), First Lien Hotel Occupancy Tax Special Revenue and Refunding Bonds (Series 2026C), 5.000%, 9/1/2042	521,604
1,750,000		Killeen, TX Independent School District, UT GO School Building Bonds (Series 2018), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 2/15/2031	1,800,640
1,400,000		Liberty Hill, TX Independent School District, UT GO School Building and Refunding Bonds (Series 2022A), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 2/1/2041	1,448,337
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding and Improvement Revenue Bonds (Series 2025A), (Build America Mutual Assurance INS), 5.000%, 5/15/2041	1,056,324
1,200,000		Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), PCR Refunding Bonds (Series 2001A), 2.600%, 11/1/2029	1,172,716
500,000		San Antonio, TX Electric & Gas System (CPS Energy), Revenue Bonds (Series 2024A), 5.000%, 2/1/2039	534,806
1,000,000		Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue Refunding Bonds (Series 2021), (Macquarie Group Ltd. GTD), 5.000%, 12/15/2032	1,048,996
1,500,000		Texas Private Activity Bonds Surface Transportation Corporation (NTE Mobility Partners Segments 3, LLC), Senior Lien Revenue Refunding Bonds (Series 2023), 5.000%, 12/31/2033	1,576,607

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$2,000,000		Texas State Transportation Commission (Central Texas Turnpike System), Second Tier Revenue Refunding Bonds (Series 2024-C), 5.000%, 8/15/2035	$ 2,169,181
1,000,000		Texas State, UT GO Water Financial Assistance Bonds (Series 2022A), 5.000%, 8/1/2036	1,064,629
1,000,000		Texas Transportation Commission State Highway Fund (Texas State), Mobility Fund and Refunding Bonds (Series 2025), 5.000%, 10/1/2041	1,065,239
750,000		Texas Water Development Board (Texas State Water Implementation Revenue Fund), Revenue Bonds (Series 2025), 4.500%, 10/15/2043	742,891
		TOTAL	22,735,637
		Utah—3.2%
500,000	[1]	Downtown Revitalization Public Infrastructure District, UT, SEG Redevelopment Project First Lien Sales Tax Revenue Bonds (Series 2025A), (Assured Guaranty, Inc. INS), 5.000%, 6/1/2033	554,187
2,500,000		Salt Lake City, UT Department of Airports, Airport Revenue Bonds (Series 2025A), 5.000%, 7/1/2039	2,630,952
2,000,000		Utah State Board of Higher Education (University of Utah), General Revenue and Refunding Bonds (Series 2024A), 5.000%, 8/1/2040	2,134,441
750,000		Utah State Transit Authority, Sales Tax Revenue and Refunding Bonds (Series 2025), 5.000%, 12/15/2032	832,272
		TOTAL	6,151,852
		Vermont—0.3%
500,000	[1]	Vermont EDA (Casella Waste Systems, Inc.), Solid Waste Disposal Revenue Bonds (Series 2022a-2), 4.375%, Mandatory Tender 6/1/2032	507,152
		Virginia—4.8%
2,000,000		Fairfax County, VA, UT GO Bonds (Series 2018A), 4.000%, 10/1/2035	2,014,106
1,500,000		Fairfax County, VA, UT GO Bonds (Series 2023A), 4.000%, 10/1/2041	1,460,450
1,000,000		Virginia Beach, VA Development Authority (Westminster-Canterbury on Chesapeake Bay), Residential Care Facility Revenue Bonds TEMPS-80 (Series 2023B-1), 6.250%, 9/1/2030	1,001,206
1,675,000		Virginia Commonwealth Transportation Board (Virginia Commonwealth), Transportation Capital Projects Revenue Refunding Bonds (Series 2017A), 4.000%, 5/15/2036	1,678,005
1,585,000		Virginia Small Business Financing Authority (95 Express Lanes LLC), Senior Lien Revenue Refunding Bonds (Series 2022), 5.000%, 7/1/2034	1,655,632
130,000	[1]	Virginia Small Business Financing Authority (Reworld Holding Corp.), Solid Waste Disposal Revenue Bonds (Series 2018), 5.000%, Mandatory Tender 7/1/2038	125,909
1,500,000		Virginia State Public School Authority, School Financing Bonds (Series 2025A), 4.000%, 8/1/2040	1,478,651
		TOTAL	9,413,959
		Washington—3.0%
1,155,000		King County, WA, LT General Obligation Bonds (Series 2019B), 5.000%, 7/1/2036	1,206,067
1,000,000		Port of Seattle, WA Revenue, Intermediate Lein Revenue Bonds (Series 2025B), 5.000%, 10/1/2038	1,057,764
1,000,000		Washington State Health Care Facilities Authority (CommonSpirit Health), Revenue Refunding Bonds (Series 2019A-2), 5.000%, 8/1/2044	1,009,481
1,000,000	[1]	Washington State Housing Finance Commission (Horizon House Project), Temps-65 Nonprofit Housing Revenue and Refunding Revenue Bonds, 4.500%, 1/1/2034	1,003,066
785,000	[1]	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2020A), 5.000%, 1/1/2032	795,525
809,972		Washington State Housing Finance Commission, Municipal Certificates (Series 2023-1 Class A), (Original Issue Yield: 5.067%), 3.375%, 4/20/2037	742,676
		TOTAL	5,814,579
		Wisconsin—0.8%
500,000	[1]	Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 7.250%, 12/1/2042	513,890
1,000,000		Public Finance Authority, WI Revenue (Puerto Rico Toll Roads Monetization Project), Seniro Lien Revenue Bonds (Series 2024), 5.500%, 7/1/2044	1,019,867
		TOTAL	1,533,757
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $194,027,659)	193,894,374
	[2]	SHORT-TERM MUNICIPALS—0.4%
		Alabama—0.0%
50,000		Mobile, AL IDB (Alabama Power Co.), (Series 2001-B) Daily VRDNs, 3.300%, 9/1/2026	50,000

Principal Amount			Value
	[2]	SHORT-TERM MUNICIPALS—continued
		Multi State—0.2%
$ 400,000		Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.470%, 9/1/2026	$ 400,000
		New York—0.2%
350,000		New York City, NY, (Fiscal 2012 Series G-6) Daily VRDNs, (Mizuho Bank Ltd. LOC), 3.100%, 9/1/2026	350,000
		Ohio—0.0%
50,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (TD Bank, N.A. LIQ), 2.900%, 9/1/2026	50,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $850,000)	850,000
		TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $194,877,659)	194,744,374
		OTHER ASSETS AND LIABILITIES - NET—(0.2%)[4]	(417,993)
		NET ASSETS—100%	$194,326,381
Securities that are subject to the federal alternative minimum tax (AMT) represent 15.0% of the Fund’s portfolio as calculated based upon total market value.
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2026, these restricted securities amounted to $7,472,796, which represented 3.8% of net assets.

Additional information on restricted securities held at August 31, 2026, is as follows:
Security	Acquisition Date	Cost	Value
Atlanta, GA Development Authority (Westside Gulch Area Project (Spring Street Atlanta)), Senior Revenue Bonds (Series 2024A-1), 5.000%, 4/1/2034	8/22/2024	$500,000	$507,330
Downtown Revitalization Public Infrastructure District, UT, SEG Redevelopment Project First Lien Sales Tax Revenue Bonds (Series 2025A), (Assured Guaranty, Inc. INS), 5.000%, 6/1/2033	6/6/2025	$546,292	$554,187
Florida Development Finance Corp. (GFL Solid Waste Southeast LLC), Solid Waste Disposal Revenue Bonds (Series 2024A), (GFL Environmental, Inc. GTD), 4.375%, Mandatory Tender 10/1/2031	10/1/2024	$335,000	$334,452
Illinois Finance Authority (CenterPoint Joliet Terminal Railroad), Surface Freight Transfer Facilities Revenue Bonds (Series 2017), (CenterPoint Properties Trust GTD), 4.800%, Mandatory Tender 7/2/2035	6/25/2025	$875,000	$890,431
Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.750%, 11/15/2042	10/6/2022	$376,922	$399,601
Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 7.250%, 12/1/2042	2/2/2023	$500,000	$513,890
Rockdale County, GA Development Authority (Pratt Industries, Inc.), Revenue Refunding Bonds (Series 2018), 4.000%, 1/1/2038	5/16/2018	$500,000	$476,289
St. James Parish, LA (NuStar Logistics LP), Revenue Bonds (Series 2011), 3.700%, Mandatory Tender 6/1/2030	9/17/2025	$500,000	$498,138
The IDA of Baldwin County (Novelis Corporation), Solid Waste Disposal Revenue Bonds (Series 2025A), (Novelis Corporation GTD), 5.000%, Mandatory Tender 6/1/2032	6/6/2025	$665,000	$681,786
Venice, FL (Village on the Isle), Village on The Isle Project TEMPS-70 Retirement Community Revenue Improvement Bonds (Series 2024B-2), 4.500%, 1/1/2030	11/20/2024	$185,000	$185,040
Vermont EDA (Casella Waste Systems, Inc.), Solid Waste Disposal Revenue Bonds (Series 2022a-2), 4.375%, Mandatory Tender 6/1/2032	3/7/2025	$500,000	$507,152
Virginia Small Business Financing Authority (Reworld Holding Corp.), Solid Waste Disposal Revenue Bonds (Series 2018), 5.000%, Mandatory Tender 7/1/2038	5/24/2018	$130,000	$125,909
Washington State Housing Finance Commission (Horizon House Project), Temps-65 Nonprofit Housing Revenue and Refunding Revenue Bonds, 4.500%, 1/1/2034	11/13/2025	$1,000,000	$1,003,066
Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2020A), 5.000%, 1/1/2032	1/14/2021	$803,336	$795,525

2
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3	Zero coupon bond.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at August 31, 2026.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of August 31, 2026, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
CDD	—Community Development District
CVI	—Contingent-Value Instrument
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LP	—Limited Partnership
LT	—Limited Tax
PCR	—Pollution Control Revenue
PRF	—Pre-refunded
PUTTERs	—Puttable Tax-Exempt Receipts
SEG	—Smith Entertainment Group
SIFMA	—Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
UT	—Unlimited Tax
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes